Inventories	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Inventories	Inventories Inventories consist of the following:

(in millions)	December 31, 2023	December 31, 2022
Work in progress	$928	$1,024
Raw materials and supplies	559	315
Total	$1,487	$1,339